CERTIFICATION

     Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Income Funds (1933 Act File No. 2-85229; 1940 Act File No. 811-3802) ("Registrant") hereby certifies (a) that the form of the prospectus used with respect to Reserve Class shares of National Municipal Money Fund and Tax-Free Money Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 48 ("Amendment No. 48") to the Registrant's Registration Statement and (b) that Amendment No. 48 was filed electronically.








Dated:  December 21, 2005                      By:   /s/ Claudia A. Brandon
                                                     ----------------------
                                                     Claudia A. Brandon
                                                     Secretary